Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Expenses [Abstract]
Research and development accruals	$ 4,050	$ 182
Accrued bonus	1,659	0
Other accrued expenses	871	226
Total	$ 6,580	$ 408